Leases	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases

13 Leases

The Group has operating leases primarily for office facilities which have lease terms varying from one to three years.

Total lease costs for the year ended March 31, 2023 was RMB10,951 included in research and development, sales and marketing and general and administrative expenses in the Group’s Consolidated Statements of Operations and Comprehensive Loss. Out of the total lease costs, there was RMB2,341 of expenses for short-term leases within 12 months. As of March 31, 2023, the operating lease arrangements of the Group, primarily for office, that have not yet commenced was not material.

Supplemental cash flow information related to leases were as follows:

For the year ended March 31,
2023
RMB
Cash paid for the rentals included in the lease liabilities	7,654
Right-of-use assets obtained in exchange for lease liabilities	—

As of March 31, 2023, supplemental consolidated balance sheet information related to leases were as follows:

As of March 31,
2023
RMB
Right-of-use assets	5,441
Current portion of lease liabilities	2,654
Non-current lease liabilities	753

Lease term and discount rates were as follows:

As of March 31,
2023
RMB
Weighted-average remaining lease term
Operating leases	1.28 years
Weighted-average discount rate
Operating leases	4.4%

As of March 31,
2023
RMB
Maturities of lease liabilities were as follows:
2024	2,744
2025	768
Total undiscounted lease payments	3,512
Less: imputed interest	(105)
Total present value of lease liabilities	3,407

As of March 31, 2022, future minimum payments under non-cancellable operating leases for offices consist of the following:

As of March 31,
2022
For the year ended March 31,	RMB
2023	10,800
2024	5,815
2025	2,876
Total	19,491

Amounts are based on ASC 840, Leases that were superseded upon the Group’s adoption of ASC 842, Leases on April 1, 2022. Under ASC 840, the rental expenses were RMB27,942 and RMB14,336 for the years ended March 31, 2021 and 2022, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Loss when incurred.